LEASE - Summary of weighted average remaining lease terms and discount rates for the operating lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LEASE
Weighted-average remaining lease terms	4 years
Weighted-average discount rate:	11.50%
Operating lease asset	$ 0	$ 515
Cash prepaid for the operating lease asset	0	31	$ 0
Operating lease expense	$ 133	$ 29	$ 2